SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Aug. 01, 2016	Dec. 31, 2018 market vessel	Sep. 30, 2015 vessel	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Reverse stock split	0.2
Useful life		25 years
Average years used in market price scrap per ton calculation		10 years
Number of recycling markets | market		3
Number of vessels under capital lease | vessel		1	8
Merger with former Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt assumed upon the Merger				$ 161,200,000
Quoted price, percentage				80.60%
Purchase price adjustment				$ 38,800,000
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Principal amount				$ 200,000,000	$ 200,000,000
Former Golden Ocean [Member] | Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Principal amount						$ 200,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Standard payment terms, percent		90.00%
Days freight paid after completion of loading		3 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Standard payment terms, percent		95.00%
Days freight paid after completion of loading		5 days